Advances Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Advances Payable

During the three months ended March 31, 2019, the Company has received $26,200 for warrant exercises. Due to the timing of receipt of cash and issuance of the Company’s common stock the funds have been recorded as advances from related parties and will be properly recorded as equity when the common stock is issued.

The Company has received cash advances to help fund the Company’s operations. On January 10, 2018, the outstanding balance of the $310,000 of advances payable was converted into two 10% Convertible Promissory Notes (see Note 10). On November 12, 2018, the advances payable balance was added to the outstanding balance line of credit, related parties.

As of December 31, 2017, A. Michael Stolarski and Kevin A. Richardson II, both members of the Company’s board of directors and existing shareholders of the Company, had subscribed $130,000 and $140,000, respectively, to the Company as advances from related parties to be used to purchase 10% Convertible Promissory Notes. The convertible promissory notes for this balance were issued on January 10, 2018 (see Note 10).